UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22148

PowerShares Actively Managed Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road, Wheaton IL		60187
(Address of principal executive offices)		(Zip code)

H. Bruce Bond 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-983-0903

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.   Schedule of Investments.

The schedules of investments for the nine-month period ended July 31, 2009 is set forth below.

Schedule of Investments

PowerShares Active AlphaQ Fund

July 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—100.9%
	Consumer Discretionary—20.4%
600	Apollo Group, Inc., Class A *	$41,424
2,587	Discovery Communications, Inc., Class A *	63,382
1,578	Dollar Tree, Inc. *	72,777
5,941	Expedia, Inc. *	123,037
3,370	Liberty Media Corp.- Entertainment, Class A *	94,259
5,596	Nissan Motor Co. Ltd. ADR (Japan)	81,086
2,107	O’Reilly Automotive, Inc. *	85,671
839	priceline.com, Inc. *	108,751
1,567	Ross Stores, Inc.	69,089
2,690	Urban Outfitters, Inc. *	64,668
		804,144
	Consumer Staples—1.1%
1,402	Hansen Natural Corp. *	43,476

	Financials—12.1%
12,792	Fifth Third Bancorp.	121,524
5,213	Hudson City Bancorp, Inc.	73,295
3,036	NASDAQ OMX Group, Inc. (The) *	64,151
1,100	Northern Trust Corp.	65,791
1,647	T Rowe Price Group, Inc.	76,931
4,095	TD Ameritrade Holding Corp. *	75,921
		477,613
	Health Care—14.0%
1,413	Biogen Idec, Inc. *	67,188
1,300	Celgene Corp. *	74,048
1,180	Express Scripts, Inc. *	82,647
1,550	Gilead Sciences, Inc. *	75,842
2,253	Life Technologies Corp. *	102,579
4,924	Mylan, Inc. *	64,948
1,563	Teva Pharmaceutical Industries Ltd. ADR (Israel)	83,370
		550,622
	Industrials—5.3%
339	First Solar, Inc. *	52,338
2,395	Joy Global, Inc.	89,047
2,404	Ryanair Holdings PLC ADR (Ireland) *	68,057
		209,442
	Information Technology—41.2%
5,512	Activision Blizzard, Inc. *	63,112
4,657	AsiaInfo Holdings, Inc. *	89,740
2,830	ASML Holding N.V. (Netherlands)	73,608
227	Baidu, Inc. ADR (China) *	79,028
3,947	Broadcom Corp., Class A *	111,425
1,447	Citrix Systems, Inc. *	51,513
2,019	Cognizant Technology Solutions Corp., Class A *	59,742

4,471	eBay, Inc. *	$95,009
3,697	Electronic Arts, Inc. *	79,375
1,846	Fiserv, Inc. *	87,519
164	Google, Inc., Class A *	72,660
6,639	Marvell Technology Group Ltd. (Bermuda) *	88,564
4,000	Maxim Integrated Products, Inc.	70,880
3,958	NetApp, Inc. *	88,897
2,209	NetEase.com, Inc. ADR (China) *	97,329
6,201	Nuance Communications, Inc. *	81,853
2,344	QUALCOMM, Inc.	108,316
1,079	Research In Motion Ltd. (Canada) *	82,004
1,452	Shanda Interactive Entertainment Ltd. ADR (China) *	71,990
7,157	Telefonaktiebolaget LM Ericsson ADR (Sweden)	69,566
		1,622,130
	Materials—3.9%
3,329	Lihir Gold Ltd. ADR (Australia) *	78,598
1,515	Sigma-Aldrich Corp.	76,886
		155,484
	Telecommunication Services—2.9%
1,523	Millicom International Cellular S.A. (Luxembourg) *	112,930

	Total Investments (Cost $3,318,844)(a)—100.9%	3,975,841
	Liabilities in excess of other assets—(0.9%)	(33,884)

	Net Assets—100.0%	$3,941,957

ADR American Depositary Receipt
* Non-income producing security.

(a)

At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $3,318,844.  The net unrealized appreciation was $656,997 which consisted of aggregate gross unrealized appreciation of $726,846 and aggregate gross unrealized depreciation of $69,849.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Active Alpha Multi-Cap Fund

July 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—100.6%
	Consumer Discretionary—3.9%
2,803	Bally Technologies, Inc.*	$101,496
4,185	Bridgepoint Education, Inc.*	76,000
		177,496
	Consumer Staples—1.3%
1,916	Hansen Natural Corp.*	59,415

	Energy—12.3%
3,340	Atwood Oceanics, Inc.*	96,326
2,429	Consol Energy, Inc.	86,302
906	Diamond Offshore Drilling, Inc.	81,422
3,484	Dresser-Rand Group, Inc.*	101,419
2,603	Petroleo Brasileiro S.A. ADR (Brazil)	107,349
3,449	Pride International, Inc.*	86,466
		559,284
	Financials—21.4%
8,031	Assured Guaranty Ltd. (Bermuda)	112,192
5,900	CNinsure, Inc. ADR (Cayman Islands)	103,958
6,800	Ezcorp, Inc., Class A*	86,020
4,681	Greenlight Capital Re Ltd., Class A (Cayman Islands)*	85,803
3,027	Hatteras Financial Corp. REIT	85,755
9,700	Maiden Holdings Ltd. (Bermuda)	73,817
9,250	MFA Financial, Inc. REIT	68,450
4,363	NASDAQ OMX Group, Inc. (The) *	92,190
2,866	Prosperity Bancshares, Inc.	96,040
3,377	Tower Group, Inc.	84,324
3,657	Wells Fargo & Co.	89,450
		977,999
	Health Care—10.5%
3,104	Amedisys, Inc.*	138,780
4,571	China Medical Technologies, Inc. ADR (Cayman Islands)	72,359
2,136	Inverness Medical Innovations, Inc.*	71,876
3,785	LHC Group, Inc.*	111,090
6,300	Mylan, Inc.*	83,097
		477,202
	Industrials—5.3%
1,050	American Science & Engineering, Inc.	73,238
12,140	GT Solar International, Inc.*	75,268
1,862	URS Corp.*	94,217
		242,723
	Information Technology—35.0%
4,862	AsiaInfo Holdings, Inc.*	93,691

2,906	Changyou.com Ltd. ADR (Cayman Islands)*	$106,796
3,123	Cognizant Technology Solutions Corp., Class A*	92,410
2,900	InterDigital, Inc.*	85,869
4,215	Longtop Financial Technologies Ltd. ADR (Cayman Islands)*	117,725
415	Mastercard, Inc., Class A	80,522
2,277	McAfee, Inc.*	101,509
1,855	NetEase.com, Inc. ADR (China)*	81,731
2,717	Perfect World Co. Ltd. ADR (Cayman Islands)*	97,214
2,272	QUALCOMM, Inc.	104,989
5,783	Red Hat, Inc.*	132,025
1,165	Research In Motion Ltd. (Canada)*	88,540
4,830	Rovi Corp.*	126,353
1,443	Shanda Interactive Entertainment Ltd. ADR (China)*	71,544
3,003	Starent Networks Corp.*	72,012
2,748	Synaptics, Inc.*	65,870
1,931	VistaPrint Ltd. (Bermuda)*	79,654
		1,598,454
	Materials—8.9%
8,769	IAMGOLD Corp. (Canada)	92,601
4,201	Intrepid Potash, Inc.*	106,117
901	Potash Corp. of Saskatchewan, Inc. (Canada)	83,802
5,316	Sims Metal Management Ltd. ADR (Australia)	124,075
		406,595
	Utilities—2.0%
5,165	Mirant Corp.*	93,280

	Total Investments (Cost $3,792,081)(a)—100.6%	4,592,448
	Liabilities in excess of other assets—(0.6%)	(26,131)

	Net Assets—100.0%	$4,566,317

ADR American Depositary Receipt
REIT Real Estate Investment Trust
* Non-income producing security.

(a)  At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $3,793,511. The net unrealized appreciation was $798,937, which consisted of aggregate gross unrealized appreciation of $941,463 and aggregate gross unrealized depreciation of $142,526.

The Fund has holdings greater than 10% of net assets in the following country:

Cayman Islands	13%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Active Low Duration Fund

July 31, 2009 (Unaudited)

Principal
Amount		Value

	Long-Term Investments—70.7%
	Corporate Bonds—7.3%
$50,000	AutoZone, Inc.
	5.750%, 01/15/15	$51,698
30,000	Bank of New York Mellon (The)
	4.300%, 05/15/14	31,139
100,000	Citibank NA
	1.500%, 07/12/11	100,336
80,000	Citigroup Funding, Inc.
	2.250%, 12/10/12	80,273
30,000	Goldman Sachs Group, Inc. (The)
	3.625%, 08/01/12	30,551
10,000	Goldman Sachs Group, Inc. (The)
	6.000%, 05/01/14	10,847
70,000	JPMorgan Chase & Co.
	4.650%, 06/01/14	72,991
40,000	MetLife, Inc.
	6.750%, 06/01/16	43,102
50,000	Morgan Stanley
	2.250%, 03/13/12	50,722
15,000	Northern Trust Corp.
	4.625%, 05/01/14	15,873
25,000	Southern Co.
	4.150%, 05/15/14	25,726
25,000	State Street Corp.
	4.300%, 05/30/14	25,396
60,000	TJX Cos., Inc.
	4.200%, 08/15/15	61,216
50,000	Wells Fargo & Co.
	2.125%, 06/15/12	50,374
		650,244
	United States Government Agencies Obligations—1.9%
100,000	Federal Home Loan Bank
	1.750%, 08/22/12	99,459
70,000	Federal National Mortgage Association
	1.750%, 08/10/12	69,853
		169,312
	United States Government Obligations—61.5%
	United States Treasury Notes
360,000	0.875%, 02/28/11	360,001
200,000	0.875%, 03/31/11	199,844
850,000	0.875%, 04/30/11	848,677
225,000	0.875%, 05/31/11	224,490
340,000	1.375%, 03/15/12	339,681
385,000	1.375%, 05/15/12	383,588
500,000	1.500%, 07/15/12	498,595
700,000	1.875%, 06/15/12	706,400
183,000	4.250%, 01/15/11	192,093

1,376,000	4.375%, 12/15/10	$1,443,995
131,000	4.750%, 03/31/11	139,264
96,000	4.875%, 05/31/11	102,709
		5,439,337
	Total Long-Term Investments (Cost $6,232,866)	6,258,893

	Short-Term Investments—23.2%
	United States Government Obligations—9.3%
	United States Treasury Notes
179,000	2.625%, 05/31/10 (a)	182,286
629,000	2.750%, 07/31/10	643,128
		825,414

Number
of Shares
	Money Market Fund—13.9%
1,223,716	Goldman Sachs Financial Square Prime Obligations Institutional Share Class	1,223,716

	Total Short-Term Investments (Cost $2,040,993)	2,049,130

	Total Investments (Cost $8,273,859)(b)—93.9%	8,308,023
	Other assets less liabilities(c)—6.1%	543,319

	Net Assets—100.0%	$8,851,342

(a)	All or portion of security segregated as collateral for financial futures contracts.
(b)

At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $8,275,552. The net unrealized appreciation was $32,471, which consisted of aggregate gross unrealized appreciation of $35,709 and aggregate gross unrealized depreciation of $3,238.

(c)	Includes net unrealized depreciation on financial futures contracts, as follows:

Open Futures Contracts as of July 31, 2009

Contract	Number of Contracts	Expiration Date/Commitment	Value	Unrealized Appreciation/(Depreciation)
U.S. Treasury 2 Year Notes	9	September-2009/Long	$1,949,203	$246
U.S. Treasury 5 Year Notes	3	September-2009/Short	(346,148)	(967)
			$1,603,055	$(721)

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Active Mega Cap Fund

July 31, 2009 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.3%
	Consumer Discretionary—11.3%
1,842	Comcast Corp., Class A	$27,372
3,184	Gap, Inc. (The)	51,963
4,464	Home Depot, Inc. (The)	115,796
1,347	Time Warner, Inc.	35,911
		231,042
	Consumer Staples—3.8%
317	Archer-Daniels-Midland Co.	9,548
1,385	Wal-Mart Stores, Inc.	69,084
		78,632
	Energy—19.0%
512	Chevron Corp.	35,569
1,393	ConocoPhillips	60,888
2,863	Exxon Mobil Corp.	201,526
1,288	Occidental Petroleum Corp.	91,886
		389,869
	Financials—4.7%
1,302	AFLAC, Inc.	49,293
626	Chubb Corp. (The)	28,909
309	Prudential Financial, Inc.	13,679
95	Travelers Cos., Inc. (The)	4,092
		95,973
	Health Care—27.3%
114	Abbott Laboratories	5,129
149	Aetna, Inc.	4,019
1,868	Amgen, Inc.*	116,395
937	Biogen Idec, Inc.*	44,554
3,609	Boston Scientific Corp.*	38,761
1,696	Bristol-Myers Squibb Co.	36,871
2,041	Eli Lilly & Co.	71,210
169	Johnson & Johnson	10,290
606	Merck & Co., Inc.	18,186
1,942	Pfizer, Inc.	30,936
471	Schering-Plough Corp.	12,486
3,712	UnitedHealth Group, Inc.	104,159
920	WellPoint, Inc.*	48,429
385	Wyeth	17,922
		559,347
	Industrials—3.6%
3,041	General Electric Co.	40,749
689	Raytheon Co.	32,349
		73,098

	Information Technology—27.7%
787	Accenture Ltd., Class A (Bermuda)	$27,600
43	Adobe Systems, Inc.*	1,394
898	Apple, Inc.*	146,725
357	Automatic Data Processing, Inc.	13,298
1,446	Dell, Inc.*	19,347
2,491	eBay, Inc.*	52,934
1,325	EMC Corp.*	19,955
91	Hewlett-Packard Co.	3,940
551	International Business Machines Corp.	64,979
2,915	Microsoft Corp.	68,561
4,458	Symantec Corp.*	66,558
3,450	Texas Instruments, Inc.	82,973
		568,264
	Telecommunication Services—2.9%
457	AT&T, Inc.	11,987
11,667	Sprint Nextel Corp.*	46,668
		58,655
	Total Investments
	(Cost $1,972,256)(a)—100.3%	2,054,880
	Liabilities in excess of other assets—(0.3%)	(5,891)

	Net Assets—100.0%	$2,048,989

*  Non-income producing security.

(a)         At July 31, 2009, the aggregate cost of investments for Federal tax purposes was $2,019,365.  The net unrealized appreciation was $35,515, which consisted of aggregate gross unrealized appreciation of $215,003 and aggregate unrealized depreciation of $179,488.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Active U.S. Real Estate Fund

July 31, 2009 (Unaudited)

Number
of Shares		Value
	Real Estate Investment Trusts, Common Stocks and Other Equity Interests—100.0%
	Apartments—15.8%
3,244	Apartment Investment & Management Co., Class A	$30,429
2,218	AvalonBay Communities, Inc.	129,087
1,415	BRE Properties, Inc.	33,578
1,851	Camden Property Trust	54,623
791	Education Realty Trust, Inc.	3,836
2,207	Equity Residential	52,968
762	Essex Property Trust, Inc.	49,538
783	Mid-America Apartment Communities, Inc.	31,062
1,219	Post Properties, Inc.	17,261
4,177	UDR, Inc.	43,650
		446,032
	Diversified—10.3%
1,349	Colonial Properties Trust	10,765
1,095	Cousins Properties, Inc.	9,439
2,107	Digital Realty Trust, Inc.	85,438
2,896	Liberty Property Trust	80,422
1,103	Potlatch Corp.	32,616
1,441	Vornado Realty Trust	73,520
		292,200
	Forestry—5.0%
4,520	Plum Creek Timber Co., Inc.	141,386

	Health Care—17.9%
7,564	HCP, Inc.	194,848
3,074	Health Care REIT, Inc.	123,145
2,841	Nationwide Health Properties, Inc.	82,446
3,342	Senior Housing Properties Trust	62,362
1,266	Ventas, Inc.	44,690
		507,491
	Hotels—2.0%
4,874	Host Hotels & Resorts, Inc.	44,256
2,087	Sunstone Hotel Investors, Inc.	11,604
		55,860
	Manufactured Homes—1.5%
830	Equity Lifestyle Properties, Inc.	34,586
517	Sun Communities, Inc.	7,910
		42,496
	Office Property—19.8%
1,089	Alexandria Real Estate Equities, Inc.	41,502
2,698	BioMed Realty Trust, Inc.	31,513
3,783	Boston Properties, Inc.	200,121
3,569	Brandywine Realty Trust	29,194

1,510	Corporate Office Properties Trust	$51,204
2,525	Douglas Emmett, Inc.	25,654
6,210	HRPT Properties Trust	29,932
1,198	Kilroy Realty Corp.	28,273
2,172	Mack-Cali Realty Corp.	60,620
600	Parkway Properities, Inc.	8,502
2,132	SL Green Reality Corp.	54,963
		561,478
	Paper & Related Products—3.0%
2,183	Rayonier, Inc.	85,115

	Regional Malls—11.6%
3,826	CBL & Associates Properties, Inc.	22,726
1,116	Pennsylvania REIT	5,904
5,407	Simon Property Group, Inc.	301,278
		329,908
	Shopping Centers—4.3%
2,221	Regency Centers Corp.	71,249
3,320	Weingarten Realty Investors	51,228
		122,477
	Single Tenant—0.2%
220	Agree Realty Corp.	4,294

	Storage—3.7%
2,398	Extra Space Storage, Inc.	21,054
1,032	Public Storage, Inc.	74,892
1,602	U-Store-It Trust	7,770
		103,716
	Warehouse/Industrial—4.9%
5,567	DCT Industrial Trust	25,386
1,240	First Industrial Realty Trust, Inc.	5,258
12,287	ProLogis	108,002
		138,646
	Total Investments
	(Cost $2,305,736)(a)—100.0%	2,831,099
	Liabilities in excess of other assets—(0.0%)	(572)

	Net Assets—100.0%	$2,830,527

REIT Real Estate Investment Trust

(a)         At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $2,305,736. The net unrealized appreciation was $525,363, which consisted of aggregate gross unrealized appreciation of $526,211 and aggregate gross unrealized depreciation of $848.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

FAS 157-4 Disclosure

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP establishes a  hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels.  Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of the end of the reporting period, July 31, 2009.  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
PowerShares Active AlphaQ Fund
Equity Securities	$3,975,841	$—	$—	$3,975,841

PowerShares Active Alpha Multi-Cap Fund
Equity Securities	4,592,448	—	—	4,592,448

PowerShares Active Low Duration Fund
Corporate Debt Securities		650,244		650,244
U.S. Government Sponsored Agency Securities		169,312		169,312
U.S. Treasury Securities		6,264,751	—	6,264,751
Equity Securities	1,223,716			1,223,716
Other Investments *	(721)	—	—	(721)
Total Investments	1,222,995	7,084,307	—	8,307,302

PowerShares Active Mega Cap Fund
Equity Securities	2,054,880	—	—	2,054,880

PowerShares U.S. Real Estate Fund
Equity Securities	2,831,099	—	—	2,831,099

* Other Investments include futures which are included at unrealized appreciation (depreciation).

Item 2.	Controls and Procedures.

(a)

The Registrant’s President and Treasurer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ H. Bruce Bond
H. Bruce Bond
President

Date:	September 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ H. Bruce Bond
H. Bruce Bond
President

Date:	September 28, 2009

By:	/s/ Bruce T. Duncan
Bruce T. Duncan
Treasurer

Date:	September 28, 2009